Filed with the Securities and Exchange Commission on October 20, 2005

1933 Act Registration File No. 333-82833
1940 Act File No. 811-09445

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 11	[X]
 and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 14	[X]

(Check appropriate box or boxes.)

MARKETOCRACY FUNDS
(Exact Name of Registrant as Specified in Charter)

1200 Park Place, Suite 100
San Mateo, California 94403
(Address and Zip Code of Principal Executive Offices)

1-888- 884-8482
Registrant's Telephone Number, including Area Code

Kendrick W. Kam
Marketocracy Capital Management LLC
1200 Park Place, Suite 100
San Mateo, California 94403
(Name and Address of Agent for Service)

Copies of all communications to:
Roy W. Adams, Jr.
Attorney At Law
1024 Country Club Drive, Suite 135
Moraga, CA 94556

It is proposed that this filing will become effective
[   ]   immediately upon filing pursuant to paragraph (b)
[X]   on October 28, 2005 pursuant to paragraph (b)
[   ]   60 days after filing pursuant to paragraph (a)(1)
[   ]   on ___________ pursuant to paragraph (a)(1)
[   ]   75 days after filing pursuant to paragraph (a)(2)
[   ]   on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 10 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 23, 2005 and pursuant to Rule 485(a)(1) would have become effective on October 22, 2005.

This Post-Effective Amendment No. 11 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 28, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 11 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Los Altos and the State of California on the 20th day of October, 2005.

MARKETOCRACY FUNDS

By: Kendrick W. Kam*
Kendrick W. Kam, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on October 20, 2005.

Signature	Title
Kendrick W. Kam* Kendrick W. Kam	President and Trustee
Arthur L. Roth* Arthur L. Roth	Trustee, Chairman of the Board
William J. Scilacci* William J. Scilacci	Trustee
Ashley E. Boren** Ashley E. Boren	Trustee

* By /s/ Jim Matel
Jim Matel
Signed as attorney-in-fact pursuant to
a Power of Attorney filed September 23, 2003.

** By /s/ Jim Matel
Jim Matel
Signed as attorney-in-fact pursuant to
a Power of Attorney filed October 18, 2004.